Provisions - Restructuring-related provisions (Detail) - Restructuring provision [member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		€ 114	€ 112	€ 201
Additional provisions, other provisions		175	136	150
Provision used, other provisions		97	98	96
Unused provision reversed, other provisions		34	37	37
Increase (decrease) through transfers and other changes, other provisions		(1)		(107)	[1]
Other provisions at end of period		156	114	112
Connected Care [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		22	15	11
Additional provisions, other provisions		33	24	24
Provision used, other provisions		16	10	12
Unused provision reversed, other provisions		9	8	7
Increase (decrease) through transfers and other changes, other provisions		(2)		(1)	[1]
Other provisions at end of period		28	22	15
Diagnosis & Treatment [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		57	45	16
Additional provisions, other provisions		51	62	54
Provision used, other provisions		37	38	19
Unused provision reversed, other provisions		10	12	5
Increase (decrease) through transfers and other changes, other provisions		0		(1)	[1]
Other provisions at end of period		61	57	45
Lighting [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period				133
Additional provisions, other provisions				9
Provision used, other provisions				35
Unused provision reversed, other provisions				3
Increase (decrease) through transfers and other changes, other provisions	[1]			(104)
Other [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		26	45	37
Additional provisions, other provisions		57	42	52
Provision used, other provisions		31	45	27
Unused provision reversed, other provisions		11	16	16
Increase (decrease) through transfers and other changes, other provisions		0		(1)	[1]
Other provisions at end of period		42	26	45
Personal Health [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		9	6	4
Additional provisions, other provisions		33	8	12
Provision used, other provisions		12	5	4
Unused provision reversed, other provisions		4	1	5
Increase (decrease) through transfers and other changes, other provisions		0		(1)	[1]
Other provisions at end of period		€ 25	€ 9	€ 6

[1]	Other changes primarily relate to translation differences and transfers between segments